Note Goodwill and other intangible assets - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 31, 2015	Feb. 27, 2015	Jul. 31, 2014
Goodwill and Intangible Assets Disclosure [Line Items]
Indefinite Lived Intangible Assets			$ 6,100	$ 6,100
Amortization Of Intangible Assets			$ 11,019	9,434	$ 9,883
Indefinite-lived Intangible Assets Acquired				1,900
Percentage Of Goodwill			96.00%			96.00%
Goodwill Written Off Related To Business Unit To Be Disposed			$ 0	(186,511)	0
Goodwil, Acquired During Period			42,634	4,430
Goodwill Purchase Accounting Adjustments			118,078	0
Cash flow Value Discount Rates Low End Of Range						11.64%
Cashflow Value Discount Rates High End Of Range						15.52%
FDIC Assisted Partial Acquisition Of Doral Bank
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill Purchase Accounting Adjustments			120,500
FDIC Assisted Partial Acquisition Of Doral Bank | Fair value adjustment
Goodwill and Intangible Assets Disclosure [Line Items]
Core deposits intangibles							$ (10,762)
FDIC Assisted Partial Acquisition Of Doral Bank | As recasted
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization Of Intangible Assets			(628)
Core deposits intangibles	[1]						$ 12,810
Doral Insurance Agency
Goodwill and Intangible Assets Disclosure [Line Items]
Finite-Lived Core Deposits, Gross			17,300
Banco Popular de Puerto Rico
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill Written Off Related To Business Unit To Be Disposed				0
Goodwil, Acquired During Period			3,899	4,430
Goodwill Purchase Accounting Adjustments			26,213	0
Step 1 Of Annual Goodwill Impairment Test Excess Amount			313,000			$ 180,000		$ 337,000
Banco Popular de Puerto Rico | FDIC Assisted Partial Acquisition Of Doral Bank
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwil, Acquired During Period			32,500
Banco Popular de Puerto Rico | Insurance benefits business acquisition
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill Purchase Accounting Adjustments			(2,400)
Banco Popular North America
Goodwill and Intangible Assets Disclosure [Line Items]
Amount Implied Fair Value			197,000
Goodwill Written Off Related To Business Unit To Be Disposed				(186,511)
Goodwil, Acquired During Period			38,735	0
Goodwill Purchase Accounting Adjustments			91,865	0
Step 1 Of Annual Goodwill Impairment Test Excess Amount						$ 92,000		$ 205,000
Step 1 Of Annual Goodwill Impairment Test Below Equity Amount			171,000
Banco Popular North America | FDIC Assisted Partial Acquisition Of Doral Bank
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwil, Acquired During Period			130,600
Discontinued Operations
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill Written Off Related To Business Unit To Be Disposed			0	186,511
Discontinued Operations | Banco Popular North America
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill Written Off Related To Business Unit To Be Disposed		$ 186,500
Continuing Operations
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization Of Intangible Assets			$ 11,019	8,160	$ 7,971
Fully Amortized Intangibles
Goodwill and Intangible Assets Disclosure [Line Items]
Finite-Lived Core Deposits, Gross				$ 27,000

[1]	Amounts reported include retrospective adjustments during the measurement period, in accordance with U.S. GAAP, related to the Doral Bank Transaction.